Marketable Securities:	12 Months Ended
Dec. 31, 2013
Marketable Securities: [Abstract]
Marketable Securities:

Note 5.      Marketable Securities:

	December 31,	December 31,
	2013	2012
Fair value at beginning of year	$723,449	$892,271
Acquisitions	-	101,482
Dispositions, at cost	(12,500)	(6,272)
Realized (gain) loss	4,039	(7,373)
Unrealized loss	(396,546)	(256,659)
Fair value at balance sheet date	$318,442	$723,449

The Company's marketable securities are classified as available-for-sale and are recorded at quoted market value with gains and losses recorded within other comprehensive income until realized. Realized gains and losses are based on the average cost of the shares held at the date of disposition. Declines in the fair value of certain securities were determined to be other than temporary and as a result the Company recognized impairment losses of $178,250 and $433,973 during the years ended December 31, 2013 and 2012, respectively. As of December 31, 2013 and 2012, marketable securities had a cost basis of $321,016 and $511,766, respectively.